Selling, general and administrative expenses (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Selling, General And Administrative Expenses [Abstract]
Disclosure of detailed information about general and administrative expense [text block]
	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016

Personnel expenses	1,441,496	1,236,206	1,057,439
Marketing and promotion expenses	301,072	278,638	288,164
Administrative and other expenses*	2,652,246	2,476,429	2,133,684
	4,394,814	3,991,273	3,479,287

* Includes net foreign exchange loss of Nil, Nil and ₹ 6,218 for the years ended March 31, 2018, 2017 and 2016 respectively